Transfers of Financial Assets - Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets pledged for general account and contingent liabilities [member]
Disclosure of financial assets [line items]
General account (contingent) liabilities	€ 4,844	€ 5,588
Collateral pledged	6,694	6,951
Net exposure	(1,849)	(1,363)
Non-cash collateral that can be sold or repledged by the counterparty	0	0
Assets pledged for repurchase agreements [member]
Disclosure of financial assets [line items]
Cash received on repurchase agreements	322	1,373
Collateral pledged (transferred financial assets)	325	1,370
Net exposure	€ (3)	€ 3